Consolidated Balance Sheets (Parentheticals) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 ₪ / shares	Dec. 31, 2024 USD ($) shares
Accounts Receivable, Allowance for Credit Loss | $	$ 3,048		$ 3,058
Ordinary shares, nominal value (in Dollars per share) | ₪ / shares		₪ 0.01
Ordinary shares, authorized	180,000
Shares, Outstanding	72,391		71,716
Shares, Issued	72,657		71,982
Treasury Stock, Common
Treasury Stock, Shares, Acquired	266